16 .EARNINGS (LOSS) PER SHARE (Tables)	9 Months Ended
Sep. 30, 2017
Earnings Loss Per Share Tables
Schedule of basic and diluted income (loss) per share

	Three months ended September 30,		Nine months ended September 30,
	2017	2016	2017	2016
Numerator:
Net income (loss)	$6,172,578	$(11,540,729)	$9,575,304	$(22,799,765)
Preferred stock deemed dividend	—	—	—	(5,227,247)
Numerator for basic income (loss) per share	6,172,578	(11,540,729)	9,575,304	(28,027,012)
Change in fair value of Warrants “J” and “K” (note 11)	(1,396,094)	—	(7,685,607)	—
Change in fair value of Put rights	(200,000)	—	—	—
Numerator for diluted income (loss) per share	$4,576,484	$(11,540,729)	$1,889,697	$(28,027,012)
Denominator:
Denominator for basic EPS — weighted–average shares	9,336,826	5,337,108	8,640,543	3,801,626
Effect of dilutive securities:
Warrants	3,704	—	501,918	—
Employee nonvested stock awards	25,556	—	8,612	—
Shares issuable in January 2018 in connection with the 42West acquisition (Note 4)	980,911	—	328,767	—
Put rights in connection with the 42West acquisition (Note 4)	35,821	—	—	—
Denominator for diluted EPS — adjusted weighted-average shares assuming exercise of warrants	10,382,818	5,337,108	9,479,840	3,801,626
Basic income (loss) per share	$0.66	$(2.16)	$1.11	$(7.37)
Diluted Income (loss) per share	$0.44	$(2.16)	$0.20	$(7.37)